UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
5/31/14 (Unaudited)

INVESTMENT COMPANIES (42.9%)(a)
		Shares	Value

Putnam Absolute Return 100 Fund Class Y(AFF)		65,569	$672,739

Putnam Absolute Return 300 Fund Class Y(AFF)		152,151	1,631,057

Putnam Absolute Return 500 Fund Class Y(AFF)		235,617	2,773,212

Putnam Absolute Return 700 Fund Class Y(AFF)		33,606	423,441

Putnam Money Market Fund Class A(AFF)		529,492	529,492

SPDR S&P 500 ETF Trust		133	25,620

SPDR S&P Midcap 400 ETF Trust		14	3,512

Total investment companies (cost $5,913,432)			$6,059,073

COMMON STOCKS (18.7%)(a)
		Shares	Value

Basic materials (0.9%)

Archer Daniels-Midland Co.		485	$21,796

Asahi Kasei Corp. (Japan)		1,000	7,502

BASF SE (Germany)		81	9,327

CF Industries Holdings, Inc.		21	5,110

Domtar Corp. (Canada)		12	1,091

Dow Chemical Co. (The)		410	21,369

Fletcher Building, Ltd. (New Zealand)		962	7,321

Fortune Brands Home & Security, Inc.		93	3,718

LyondellBasell Industries NV Class A		135	13,442

Mitsubishi Chemical Holdings Corp. (Japan)		1,000	4,150

Packaging Corp. of America		32	2,213

PPG Industries, Inc.		46	9,274

Reliance Steel & Aluminum Co.		26	1,871

Rio Tinto PLC (United Kingdom)		190	9,736

Stora Enso OYJ Class R (Finland)		672	6,884

			124,804
Capital goods (0.8%)

ABB, Ltd. (Switzerland)		196	4,655

AGCO Corp.		55	2,968

Allegion PLC (Ireland)		61	3,196

BAE Systems PLC (United Kingdom)		1,567	11,113

Ball Corp.		50	3,018

Canon, Inc. (Japan)		200	6,604

Cummins, Inc.		101	15,446

Exelis, Inc.		113	1,930

IDEX Corp.		47	3,604

Ingersoll-Rand PLC		158	9,452

Leggett & Platt, Inc.		98	3,324

MRC Global, Inc.(NON)		53	1,526

Northrop Grumman Corp.		119	14,464

Raytheon Co.		172	16,782

Toyoda Gosei Co., Ltd. (Japan)		200	3,986

Vinci SA (France)		157	11,621

WABCO Holdings, Inc.(NON)		33	3,523

			117,212
Communication services (0.8%)

Belgacom SA (Belgium)		234	7,753

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)		2,118	3,798

Comcast Corp. Class A		482	25,160

Deutsche Telekom AG (Germany)		653	10,971

Nippon Telegraph & Telephone (NTT) Corp. (Japan)		100	5,962

NTT DoCoMo, Inc. (Japan)		300	5,000

Orange (France)		596	9,965

T-Mobile US, Inc.(NON)		134	4,600

Telecom Corp. of New Zealand, Ltd. (New Zealand)		1,925	4,399

Telstra Corp., Ltd. (Australia)		840	4,178

Verizon Communications, Inc.		520	25,979

Vodafone Group PLC (United Kingdom)		794	2,788

			110,553
Conglomerates (0.3%)

AMETEK, Inc.		132	7,007

Bouygues SA (France)(NON)		240	11,141

Danaher Corp.		219	17,176

General Electric Co.		241	6,456

			41,780
Consumer cyclicals (2.2%)

ADT Corp. (The)		123	3,961

Advance Auto Parts, Inc.		37	4,594

American Eagle Outfitters, Inc.		169	1,813

Asahi Glass Co., Ltd. (Japan)		1,000	5,581

Bayerische Motoren Werke (BMW) AG (Germany)		92	11,549

Coach, Inc.		115	4,682

CST Brands, Inc.		63	2,083

Dai Nippon Printing Co., Ltd. (Japan)		1,000	10,063

Daihatsu Motor Co., Ltd. (Japan)		400	6,929

Daimler AG (Registered Shares) (Germany)		56	5,321

Daito Trust Construction Co., Ltd. (Japan)		100	10,866

Expedia, Inc.		59	4,325

Gannett Co., Inc.		129	3,585

Gap, Inc. (The)		127	5,236

Geberit International AG (Switzerland)		14	4,635

Graham Holdings Co. Class B		3	2,031

Hanesbrands, Inc.		53	4,496

Home Depot, Inc. (The)		286	22,946

Host Hotels & Resorts, Inc.(R)		864	19,068

Hugo Boss AG (Germany)		49	6,963

Kimberly-Clark Corp.		223	25,054

Liberty Media Corp. Class A(NON)		41	5,212

Lowe's Cos., Inc.		365	17,184

Macy's, Inc.		150	8,984

McGraw-Hill Financial, Inc.		161	13,165

Next PLC (United Kingdom)		126	14,024

PetSmart, Inc.		53	3,046

Pitney Bowes, Inc.		119	3,288

Priceline Group, Inc. (The)(NON)		15	19,179

Reed Elsevier PLC (United Kingdom)		544	8,672

Ryman Hospitality Properties(R)		124	5,720

Scripps Networks Interactive Class A		55	4,205

SJM Holdings, Ltd. (Hong Kong)		2,000	5,764

Swire Pacific, Ltd. Class A (Hong Kong)		1,000	11,888

TABCORP Holdings, Ltd. (Australia)		2,855	9,259

Viacom, Inc. Class B		170	14,506

Wyndham Worldwide Corp.		63	4,658

Wynn Resorts, Ltd.		34	7,309

			321,844
Consumer staples (1.4%)

British American Tobacco (BAT) PLC (United Kingdom)		141	8,510

Colgate-Palmolive Co.		522	35,705

CVS Caremark Corp.		537	42,058

Geo Group, Inc. (The)(R)		287	9,761

ITOCHU Corp. (Japan)		500	5,933

Japan Tobacco, Inc. (Japan)		100	3,395

Kao Corp. (Japan)		100	3,967

Kirin Holdings Co., Ltd. (Japan)		400	5,675

Lawson, Inc. (Japan)		100	7,195

Liberty Interactive Corp. Class A(NON)		219	6,379

ManpowerGroup, Inc.		43	3,525

Metcash, Ltd. (Australia)		1,162	3,081

Molson Coors Brewing Co. Class B		37	2,432

Nestle SA (Switzerland)		157	12,316

Procter & Gamble Co. (The)		36	2,908

Reckitt Benckiser Group PLC (United Kingdom)		44	3,761

Sumitomo Mitsui Financial Group, Inc. (Japan)		300	3,942

Swedish Match AB (Sweden)		163	5,695

Tesco PLC (United Kingdom)		1,400	7,123

Unilever NV ADR (Netherlands)		245	10,607

Unilever PLC (United Kingdom)		87	3,908

Woolworths, Ltd. (Australia)		141	4,922

			192,798
Energy (1.4%)

Baker Hughes, Inc.		130	9,168

BP PLC (United Kingdom)		2,043	17,225

Cabot Oil & Gas Corp.		134	4,856

Chevron Corp.		31	3,806

ConocoPhillips		285	22,783

Dril-Quip, Inc.(NON)		18	1,840

Exxon Mobil Corp.		176	17,693

Occidental Petroleum Corp.		208	20,736

Oceaneering International, Inc.		39	2,810

Oil States International, Inc.(NON)		23	2,474

PBF Energy, Inc. Class A		37	1,181

Phillips 66		167	14,160

Royal Dutch Shell PLC Class A (United Kingdom)		390	15,330

Royal Dutch Shell PLC Class B (United Kingdom)		165	6,735

Schlumberger, Ltd.		251	26,114

Seadrill, Ltd. (Norway)		90	3,394

Statoil ASA (Norway)		145	4,444

Superior Energy Services, Inc.		78	2,589

Tesoro Corp.		47	2,641

Total SA (France)		175	12,281

Valero Energy Corp.		152	8,520

			200,780
Financials (5.7%)

Alexandria Real Estate Equities, Inc.(R)		11	837

Allianz SE (Germany)		19	3,222

Allied World Assurance Co. Holdings AG		81	3,038

American Campus Communities, Inc.(R)		242	9,399

American Capital Agency Corp.(R)		130	3,085

American Financial Group, Inc.		61	3,561

American Realty Capital Properties, Inc.(R)		338	4,195

AMP, Ltd. (Australia)		1,444	7,118

Aon PLC		190	17,089

Associated Banc-Corp.		251	4,325

Australia & New Zealand Banking Group, Ltd. (Australia)		115	3,581

AvalonBay Communities, Inc.(R)		186	26,382

Aviva PLC (United Kingdom)		1,048	9,205

AXA SA (France)		131	3,234

Axis Capital Holdings, Ltd.		88	4,047

Baloise Holding AG (Switzerland)		36	4,322

Banco Santander SA (Spain)		803	8,236

Bendigo and Adelaide Bank, Ltd. (Australia)		407	4,450

Berkshire Hathaway, Inc. Class B(NON)		15	1,925

Boston Properties, Inc.(R)		97	11,706

Brandywine Realty Trust(R)		757	11,582

CaixaBank, SA (Spain)		1,196	7,275

Camden Property Trust(R)		20	1,405

CBL & Associates Properties, Inc.(R)		499	9,391

Chimera Investment Corp.(R)		351	1,106

City National Corp.		62	4,408

CNP Assurances (France)		479	10,330

Commonwealth Bank of Australia (Australia)		97	7,360

CommonWealth REIT(R)		455	11,971

CoreLogic, Inc.(NON)		196	5,592

Corio NV (Netherlands)(R)		77	3,851

DCT Industrial Trust, Inc.(R)		973	7,706

DDR Corp.(R)		44	762

Deutsche Boerse AG (Germany)		87	6,641

Digital Realty Trust, Inc.(R)		39	2,243

Discover Financial Services		255	15,078

Douglas Emmett, Inc.(R)		446	12,662

Duke Realty Corp.(R)		67	1,186

DuPont Fabros Technology, Inc.(R)		439	11,225

Equity Lifestyle Properties, Inc.(R)		206	9,010

Equity Residential Trust(R)		224	13,843

Essex Property Trust, Inc.(R)		31	5,610

Extra Space Storage, Inc.(R)		43	2,251

Federal Realty Investment Trust(R)		45	5,378

First Niagara Financial Group, Inc.		470	4,047

General Growth Properties(R)		401	9,556

Goldman Sachs Group, Inc. (The)		149	23,812

HCP, Inc.(R)		294	12,275

Health Care REIT, Inc.(R)		183	11,571

Home Properties, Inc.(R)		144	8,954

Hospitality Properties Trust(R)		288	8,355

HSBC Holdings PLC (United Kingdom)		1,054	11,116

JPMorgan Chase & Co.		617	34,287

KeyCorp		326	4,463

Kilroy Realty Corp.(R)		25	1,515

Kimco Realty Corp.(R)		628	14,394

Lexington Realty Trust(R)		392	4,449

Liberty Property Trust(R)		121	4,684

Macerich Co. (The)(R)		62	4,094

Medical Properties Trust, Inc.(R)		853	11,533

Mid-America Apartment Communities, Inc.(R)		11	796

Muenchener Rueckversicherungs AG (Germany)		15	3,325

Natixis (France)		1,367	9,317

Partners Group Holding AG (Switzerland)		13	3,449

Persimmon PLC (United Kingdom)		357	8,007

PNC Financial Services Group, Inc.		241	20,550

Post Properties, Inc.(R)		163	8,337

Prologis, Inc.(R)		385	15,981

Public Storage(R)		147	25,340

Rayonier, Inc.(R)		41	1,952

Realty Income Corp.(R)		100	4,330

Regency Centers Corp.(R)		201	10,733

Resona Holdings, Inc. (Japan)		900	4,723

Retail Properties of America, Inc. Class A(R)		656	9,866

RSA Insurance Group PLC (United Kingdom)		633	5,091

Select Income REIT(R)		209	6,005

Simon Property Group, Inc.(R)		338	56,263

SL Green Realty Corp.(R)		41	4,489

Sovran Self Storage, Inc.(R)		126	9,677

Spirit Realty Capital, Inc.(R)		290	3,274

State Street Corp.		212	13,837

Stockland (Units) (Australia)(R)		1,908	6,921

Strategic Hotels & Resorts, Inc.(NON)(R)		492	5,363

Sumitomo Mitsui Financial Group, Inc. (Japan)		100	4,058

Svenska Handelsbanken AB Class A (Sweden)		242	12,299

Swedbank AB Class A (Sweden)		131	3,484

Taubman Centers, Inc.(R)		143	10,711

Travelers Cos., Inc. (The)		182	17,008

Tryg A/S (Denmark)		33	3,149

UDR, Inc.(R)		71	1,954

Vornado Realty Trust(R)		187	20,024

Washington Prime Group, Inc.(NON)(R)		119	2,357

Weingarten Realty Investors(R)		309	9,823

Wells Fargo & Co.		42	2,133

Westpac Banking Corp. (Australia)		423	13,538

WP Carey, Inc.(R)		36	2,291

Zurich Insurance Group AG (Switzerland)		14	4,201

			814,584
Health care (2.0%)

AbbVie, Inc.		205	11,138

Aetna, Inc.		163	12,641

AstraZeneca PLC (United Kingdom)		191	13,714

Cardinal Health, Inc.		149	10,524

Celgene Corp.(NON)		56	8,570

Eli Lilly & Co.		133	7,961

GlaxoSmithKline PLC (United Kingdom)		280	7,514

Health Net, Inc.(NON)		35	1,399

Intuitive Surgical, Inc.(NON)		16	5,916

Jazz Pharmaceuticals PLC(NON)		10	1,419

Johnson & Johnson		339	34,395

LifePoint Hospitals, Inc.(NON)		4	245

McKesson Corp.		96	18,205

Merck & Co., Inc.		393	22,739

Novartis AG (Switzerland)		126	11,298

Omega Healthcare Investors, Inc.(R)		374	13,797

Orion OYJ Class B (Finland)		208	6,555

Pfizer, Inc.		871	25,808

Roche Holding AG-Genusschein (Switzerland)		31	9,122

Sabra Health Care REIT, Inc.(R)		106	3,104

Salix Pharmaceuticals, Ltd.(NON)		11	1,255

Sanofi (France)		87	9,303

Takeda Pharmaceutical Co., Ltd. (Japan)		300	13,622

VCA Antech, Inc.(NON)		40	1,346

Ventas, Inc.(R)		191	12,759

WellPoint, Inc.		131	14,195

			278,544
Technology (2.1%)

Activision Blizzard, Inc.		422	8,769

Agilent Technologies, Inc.		47	2,676

AOL, Inc.(NON)		157	5,696

Apple, Inc.		69	43,677

Broadcom Corp. Class A		503	16,031

Brocade Communications Systems, Inc.(NON)		629	5,736

CA, Inc.		269	7,718

Cadence Design Systems, Inc.(NON)		533	8,896

Cap Gemini (France)		66	4,799

EMC Corp.		808	21,460

F5 Networks, Inc.(NON)		86	9,335

Fortinet, Inc.(NON)		381	8,561

Gentex Corp.		98	2,834

Google, Inc. Class A(NON)		7	4,002

Google, Inc. Class C(NON)		7	3,927

Hoya Corp. (Japan)		300	9,330

L-3 Communications Holdings, Inc.		50	6,059

Marvell Technology Group, Ltd.		485	7,551

Microsoft Corp.		749	30,664

NetApp, Inc.		307	11,362

Nippon Electric Glass Co., Ltd. (Japan)		1,000	5,014

Oracle Corp.		790	33,196

Rockwell Automation, Inc.		74	8,960

Symantec Corp.		446	9,808

Western Digital Corp.		181	15,901

			291,962
Transportation (0.4%)

Alaska Air Group, Inc.		41	4,037

ComfortDelgro Corp., Ltd. (Singapore)		3,000	5,591

Delta Air Lines, Inc.		454	18,119

Deutsche Post AG (Germany)		160	5,935

Japan Airlines Co., Ltd. (Japan)(UR)		100	5,232

Southwest Airlines Co.		388	10,263

Yangzijiang Shipbuilding Holdings, Ltd. (China)		4,000	3,223

			52,400
Utilities and power (0.7%)

CMS Energy Corp.		140	4,165

Edison International		172	9,484

Electricite de France (EDF) (France)		187	6,565

Enagas SA (Spain)		192	5,651

Enel SpA (Italy)		1,318	7,460

Energias de Portugal (EDP) SA (Portugal)		957	4,527

ENI SpA (Italy)		143	3,643

Entergy Corp.		93	7,014

Hokuriku Electric Power Co. (Japan)		400	5,159

PG&E Corp.		231	10,596

PPL Corp.		338	11,860

Red Electrica Corporacion SA (Spain)		103	8,837

Snam SpA (Italy)		969	5,688

UGI Corp.		59	2,872

			93,521

Total common stocks (cost $2,151,941)			$2,640,782

U.S. TREASURY OBLIGATIONS (9.6%)(a)
		Principal amount	Value

U.S. Treasury Bonds 2 3/4s, August 15, 2042		$100,000	$89,828

U.S. Treasury Notes
2 3/4s, November 15, 2023		20,000	20,594
2 3/8s, August 31, 2014		30,000	30,169
2s, February 15, 2023		230,000	224,160
1 3/4s, May 31, 2016		130,000	133,560
1 5/8s, August 15, 2022		90,000	85,781
1 1/8s, December 31, 2019		220,000	213,125
1s, August 31, 2016		240,000	242,867
3/4s, March 31, 2018		320,000	315,205

Total U.S. treasury obligations (cost $1,339,000)			$1,355,289

CORPORATE BONDS AND NOTES (6.3%)(a)
		Principal amount	Value

Basic materials (0.4%)

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)		$5,000	$6,338

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		4,000	4,306

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		3,000	3,195

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		2,000	2,446

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)		5,000	5,405

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		10,000	10,300

International Paper Co. sr. unsec. notes 9 3/8s, 2019		2,000	2,644

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		2,000	2,053

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		5,000	5,341

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019		5,000	6,144

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		5,000	6,325

			54,497
Capital goods (0.1%)

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		10,000	10,400

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		5,000	5,209

			15,609
Communication services (1.4%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)		5,000	5,819

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		5,000	5,034

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023		10,000	10,088

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		10,000	13,429

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		10,000	11,150

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		10,000	11,313

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		15,000	15,900

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		5,000	6,962

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		10,000	10,575

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)		5,000	5,712

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)		3,000	3,218

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		4,000	4,592

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		4,000	5,642

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021		35,000	38,739

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		15,000	15,863

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		5,000	6,314

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		10,000	12,322

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054		200	5,129

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		5,000	5,334

			193,135
Consumer cyclicals (0.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		5,000	7,034

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 3s, 2022		5,000	4,939

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		15,000	16,013

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023		5,000	5,325

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023		5,000	4,810

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		5,000	5,580

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		2,000	3,084

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		5,000	6,666

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		5,000	6,791

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018		2,000	2,030

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016		3,000	3,049

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		5,000	5,340

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024		10,000	9,998

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019		5,000	5,198

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		15,000	15,581

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		10,000	11,025

QVC, Inc. 144A company guaranty sr. notes 4.85s, 2024		2,000	2,086

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		5,000	5,300

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		5,000	5,070

			124,919
Consumer staples (0.3%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		10,000	9,653

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		5,000	5,625

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		4,956	5,234

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		5,000	6,575

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042		5,000	5,418

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016		5,000	5,505

			38,010
Energy (0.5%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016		2,000	2,222

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		5,000	6,294

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		10,000	13,944

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		10,000	10,225

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)		5,000	5,159

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		4,000	4,490

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		5,000	5,375

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		5,000	5,717

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)		5,000	7,868

Williams Partners LP sr. unsec. notes 5.4s, 2044		3,000	3,207

Williams Partners LP sr. unsec. notes 4.3s, 2024		2,000	2,075

			66,576
Financials (1.5%)

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		15,000	17,888

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058		4,000	5,410

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)		5,000	5,151

Associates Corp. of North America sr. unsec. notes 6.95s, 2018		7,000	8,384

Barclays Bank PLC jr. sub. stock FRB bonds 6.278s, perpetual maturity (United Kingdom)		20,000	21,192

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043		5,000	4,964

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)		4,000	4,095

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)		5,000	5,313

CIT Group, Inc. sr. unsec. notes 5s, 2022		20,000	20,650

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity		3,000	3,015

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		5,000	6,369

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)		5,000	5,207

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020		5,000	6,164

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		10,000	10,887

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)		15,000	22,163

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015		7,000	7,149

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		5,000	5,900

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		3,000	4,797

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		5,000	5,213

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037		10,000	11,080

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044		5,000	5,044

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes 9 1/2s, 2022 (United Kingdom)		5,000	5,888

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		10,000	10,773

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		10,000	10,150

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		5,000	5,163

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		5,000	5,633

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024		5,000	5,218

			228,860
Health care (0.2%)

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		2,000	2,183

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019		15,000	15,263

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024		15,000	15,207

			32,653
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		3,000	2,781

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024		5,000	5,073

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		25,000	27,125

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018		2,000	2,380

			37,359
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		5,000	5,988

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042		5,000	4,981

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		5,000	5,153

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		5,000	6,647

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		5,000	5,911

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		5,000	5,160

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		10,000	11,213

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		6,000	5,940

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021		5,000	5,070

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		15,000	15,113

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		10,000	10,676

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019		5,000	6,520

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		5,000	5,018

			93,390

Total corporate bonds and notes (cost $852,528)			$885,008

CONVERTIBLE BONDS AND NOTES (3.4%)(a)
		Principal amount	Value

Basic materials (0.1%)

AK Steel Corp. cv. company guaranty sr. unsec. unsub. notes 5s, 2019		$5,000	$6,891

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		7,000	10,443

			17,334
Capital goods (0.1%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		5,000	4,988

Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s, 2036		5,000	9,263

			14,251
Communication services (0.1%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		1,000	1,159

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes Ser. B, 7s, 2015		4,000	6,668

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027 (In default)(NON)		7,000	1

			7,828
Consumer cyclicals (0.8%)

Callaway Golf Co. cv. sr. unsec. bonds 3 3/4s, 2019		3,000	3,600

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015		3,000	3,795

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016		5,000	9,566

Forestar Group, Inc. cv. sr. unsec. unsub. notes 3 3/4s, 2020		2,000	2,106

Host Hotels & Resorts LP 144A cv. company guaranty sr. unsec. notes 2 1/2s, 2029(R)		4,000	6,773

Jarden Corp. 144A cv. company guaranty sr. unsec. sub. notes 1 1/8s, 2034		7,000	7,000

Lennar Corp. 144A cv. sr. notes 2 3/4s, 2020		3,000	5,608

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043		5,000	6,491

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031		12,000	6,653

Liberty Interactive, LLC 144A cv. sr. unsec. notes 1s, 2043		6,000	6,165

M/I Homes, Inc. cv. company guaranty sr. sub. notes 3s, 2018		4,000	4,318

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015		11,000	15,971

Navistar International Corp. 144A cv. sr. unsec. unsub. notes 4 3/4s, 2019		5,000	5,134

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		5,000	7,497

Ryland Group, Inc. (The) cv. company guaranty sr. unsub. notes 1 5/8s, 2018		4,000	5,433

Standard Pacific Corp. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		5,000	6,094

TiVo, Inc. 144A cv. sr. unsec. notes 4s, 2016		3,000	3,789

TRW Automotive, Inc. cv. company guaranty sr. unsec. notes 3 1/2s, 2015		1,000	2,884

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		3,000	5,424

			114,301
Consumer staples (0.1%)

Hertz Global Holdings, Inc. cv. sr. unsec. notes 5 1/4s, 2014		1,000	3,564

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015		2,000	6,565

Vector Group, Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019		5,000	6,651

			16,780
Energy (0.4%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		15,000	14,372

Cobalt International Energy, Inc. cv. sr. unsec. unsub. notes 2 5/8s, 2019		7,000	6,536

Energy XXI Bermuda, Ltd. 144A cv. sr. unsec. notes 3s, 2018		4,000	3,873

Goodrich Petroleum Corp. cv. company guaranty sr. unsub. notes 5s, 2032		6,000	7,241

Hornbeck Offshore Services, Inc. cv. company guaranty sr. unsec. notes 1 1/2s, 2019		4,000	4,795

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041		5,000	3,891

SEACOR Holdings, Inc. 144A cv. sr. unsec. notes 3s, 2028		5,000	4,931

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042		4,000	4,375

			50,014
Financials (0.4%)

Ares Capital Corp. cv. sr. unsec. notes 5 3/4s, 2016		6,000	6,420

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		5,000	5,622

Cowen Group, Inc. 144A cv. sr. unsec. notes 3s, 2019		4,000	4,178

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017		1,000	980

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018		7,000	7,844

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016		4,000	5,183

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		5,000	6,906

PHH Corp. cv. sr. unsec. notes 4s, 2014		4,000	4,190

Radian Group, Inc. cv. sr. unsec. unsub. notes 3s, 2017		3,000	4,281

Spirit Realty Capital, Inc. cv. sr. unsec. notes 2 7/8s, 2019(R)		4,000	4,035

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		7,000	8,138

Walter Investment Management Corp. cv. sr. unsec. sub. notes 4 1/2s, 2019		2,000	1,808

			59,585
Health care (0.6%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		5,000	5,806

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016		4,000	4,405

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018		3,000	3,501

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		6,000	8,201

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2014 (China) (In default)(F)(NON)		5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		3,000	210

Cubist Pharmaceuticals, Inc. cv. sr. unsec. notes 2 1/2s, 2017		1,000	2,353

Cubist Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1 1/8s, 2018		4,000	4,468

Endo Health Solutions, Inc. cv. sr. unsec. sub. notes 1 3/4s, 2015		3,000	7,256

Gilead Sciences, Inc. cv. sr. unsec. notes 1 5/8s, 2016		4,000	14,290

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		7,000	7,560

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)		7,000	7,718

Medidata Solutions, Inc. 144A cv. sr. unsec. notes 1s, 2018		6,000	6,176

PDL BioPharma, Inc. cv. sr. unsec. unsub. notes 4s, 2018		2,000	2,248

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017		4,000	7,105

			81,697
Technology (0.8%)

Ciena, Inc. cv. sr. unsec. notes 4s, 2020		4,000	5,265

Intel Corp. cv. jr. sub. notes 3 1/4s, 2039		4,000	5,713

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		12,000	31,598

Novellus Systems, Inc. cv. sr. unsec. notes 2 5/8s, 2041		4,000	7,563

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		7,000	8,146

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		8,000	9,950

Salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018		6,000	6,668

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		8,000	15,300

ServiceNow, Inc. 144A cv. sr. unsec. unsub. notes zero %, 2018		3,000	3,069

TeleCommunication Systems, Inc. cv. sr. unsec. notes 7 3/4s, 2018		4,000	3,920

Vishay Intertechnology, Inc. 144A cv. sr. unsec. notes 2 1/4s, 2041		5,000	4,709

Web.com Group, Inc. cv. sr. unsec. unsub. notes 1s, 2018		3,000	3,594

Xilinx, Inc. cv. sr. unsec. notes 2 5/8s, 2017		4,000	6,628

Yahoo!, Inc. 144A cv. sr. unsec. notes zero %, 2018		6,000	6,113

			118,236

Total convertible bonds and notes (cost $413,766)			$480,026

CONVERTIBLE PREFERRED STOCKS (1.7%)(a)
		Shares	Value

AES Trust III $3.375 cv. pfd.		89	$4,584

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		269	7,654

American Tower Corp. Ser. A, $5.25 cv. pfd.(R)(NON)		111	11,878

AMG Capital Trust II $2.575 cv. pfd.		183	11,323

Banc of California, Inc. $4.00 cv. pfd.(NON)		72	4,014

Bank of America Corp. Ser. L, 7.25% cv. pfd.		19	22,610

Chesapeake Energy Corp. 144A 5.75% cv. pfd.		16	19,270

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		180	8,654

Continental Financial Trust II $3.00 cv. pfd.		155	7,740

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		102	10,659

Dominion Resources, Inc. Ser. A, $3.063 cv. pfd.		161	9,224

El Paso Energy Capital Trust I $2.375 cv. pfd.		177	9,392

EPR Properties Ser. C, $1.44 cv. pfd.(R)		267	5,995

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		263	6,579

Genesee & Wyoming, Inc. $5.00 cv. pfd.		64	8,188

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		7	7,371

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)		117	6,932

Iridium Communications, Inc. Ser. B, 6.75% cv. pfd.(NON)		5	1,585

Iridium Communications, Inc. 144A $7.00 cv. pfd.		26	2,776

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		120	5,820

McDermott International, Inc. $1.563 cv. pfd.(NON)		129	3,373

MetLife, Inc. $1.25 cv. pfd.		167	4,935

NextEra Energy, Inc. $2.799 cv. pfd.		146	9,367

OFG Bancorp Ser. C, 8.75% cv. pfd. (Puerto Rico)		4	6,641

Post Holdings, Inc. 144A $3.75 cv. pfd.		41	4,805

Stanley Black & Decker, Inc. $6.25 cv. pfd.		86	9,785

United Technologies Corp. $3.75 cv. pfd.		215	14,147

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		8	9,800

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		199	11,660

Total convertible preferred stocks (cost $216,932)			$246,761

MORTGAGE-BACKED SECURITIES (1.4%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A3, 5.39s, 2047		$20,000	$20,306
FRB Ser. 05-1, Class A4, 5.171s, 2042		8,208	8,282

Citigroup/Deutsche Bank Commercial Mortgage Trust Ser. 06-CD3, Class A4, 5.658s, 2048		2,702	2,702

COMM Mortgage Trust
Ser. 12-CR1, Class AM, 3.912s, 2045		13,000	13,405
Ser. 12-CR5, Class XA, IO, 1.916s, 2045		163,249	16,570
Ser. 14-CR16, Class XA, IO, 1.285s, 2047		315,748	25,445

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-LD11, Class A2, 5.789s, 2049		3,443	3,457
Ser. 04-LN2, Class A2, 5.115s, 2041		10,979	11,041

LB-UBS Commercial Mortgage Trust Ser. 05-C7, Class C, 5.35s, 2040		10,000	10,240

ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.27s, 2049		5,326	5,316

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049		9,381	9,505

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045		10,000	11,262

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046		10,073	10,088

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56s, 2048		10,000	10,141
Ser. 12-C9, Class AS, 3.388s, 2045		10,000	10,013

WF-RBS Commercial Mortgage Trust 144A Ser. 13-C12, Class XA, IO, 1.51s, 2048		318,175	27,935

Total mortgage-backed securities (cost $195,177)			$195,708

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

Citigroup, Inc. Ser. K, $1.719 pfd.		740	$19,810

Total preferred stocks (cost $19,664)			$19,810

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.4s, 2018		$20,000	$18,638

Total senior loans (cost $18,814)			$18,638

SHORT-TERM INVESTMENTS (16.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	shares	2,117,170	$2,117,170

SSgA Prime Money Market Fund 0.01%(P)	shares	110,000	110,000

U.S. Treasury Bills with an effective yield of 0.09%, October 16, 2014(SEGCCS)		$56,000	55,989

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.09%, August 21, 2014(SEG)(SEGCCS)		8,000	7,999

Total short-term investments (cost $2,291,149)			$2,291,158

TOTAL INVESTMENTS

Total investments (cost $13,412,403)(b)			$14,192,253

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $129,814) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Buy	6/18/14	$2,179	$2,162	$17
	British Pound	Sell	6/18/14	2,179	2,162	(17)
	Hong Kong Dollar	Buy	8/20/14	3,045	3,045	—
	Japanese Yen	Buy	8/20/14	9,601	9,625	(24)
	Japanese Yen	Sell	8/20/14	9,601	9,575	(26)
	Singapore Dollar	Buy	8/20/14	1,355	1,354	1
	Swedish Krona	Buy	6/18/14	6,991	7,212	(221)
	Swedish Krona	Sell	6/18/14	6,991	7,255	264
Citibank, N.A.
	Danish Krone	Buy	6/18/14	5,297	5,335	(38)
	Japanese Yen	Buy	8/20/14	4,076	3,959	117
Credit Suisse International
	Australian Dollar	Sell	7/17/14	5,567	5,513	(54)
	Japanese Yen	Buy	8/20/14	3,035	3,006	29
	Japanese Yen	Sell	8/20/14	3,035	3,042	7
	New Zealand Dollar	Sell	7/17/14	11,421	11,513	92
	Norwegian Krone	Sell	6/18/14	2,290	2,275	(15)
	Swedish Krona	Buy	6/18/14	6,409	6,611	(202)
	Swedish Krona	Sell	6/18/14	6,409	6,651	242
	Swiss Franc	Buy	6/18/14	4,691	4,733	(42)
Deutsche Bank AG
	British Pound	Buy	6/18/14	4,359	4,336	23
	British Pound	Sell	6/18/14	4,358	4,306	(52)
	Swedish Krona	Buy	6/18/14	523	719	(196)
HSBC Bank USA, National Association
	British Pound	Sell	6/18/14	503	497	(6)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/18/14	1,844	1,810	(34)
	Euro	Sell	6/18/14	1,227	1,231	4
	Singapore Dollar	Buy	8/20/14	4,624	4,620	4
	Swedish Krona	Buy	6/18/14	2,166	2,212	(46)
	Swiss Franc	Buy	6/18/14	3,798	3,832	(34)
State Street Bank and Trust Co.
	Euro	Sell	6/18/14	3,953	3,997	44
	Israeli Shekel	Buy	7/17/14	863	863	—
	Swiss Franc	Buy	6/18/14	4,468	4,560	(92)
UBS AG
	Swiss Franc	Buy	6/18/14	1,787	1,803	(16)

Total						$(271)

FUTURES CONTRACTS OUTSTANDING at 5/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	2	$439,531	Sep-14	$90

Total				$90

When-issued securities sold at 5/31/14 (Unaudited)
COMMON STOCKS (—%)(a)	Shares	Value

Communication services (—%)
Civeo Corp.(NON)	46	$1,061

Total when-issued securities sold (proceeds receivable $1,020)		$1,061

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank N.A.
	EM Series 15 Version 1 Index	BB+/P	$(50,000)	$400,000	6/20/16	500 bp	$(26,625)

	Total		$(50,000)	$(26,625)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2014. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 22 Index	BBB+/P	$(4,733)	$330,000	6/20/19	100 bp	$1,960
	NA HY Series 22 Index	B+/P	(72,026)	990,000	6/20/19	500 bp	19,273

	Total		$(76,759)	$21,233

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2014. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IO	Interest Only
OTC	Over-the-counter
SPDR	S&P Depository Receipts

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,123,984.
(b)	The aggregate identified cost on a tax basis is $13,420,309, resulting in gross unrealized appreciation and depreciation of $848,065 and $76,121, respectively, or net unrealized appreciation of $771,944.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$2,295,137	$709,369	$887,336	$1,275	$2,117,170
	Putnam Absolute Return 100 Fund Class Y	576,529	128,093	31,872	10,953	672,739
	Putnam Absolute Return 300 Fund Class Y	1,436,263	292,002	76,493	65,786	1,631,057
	Putnam Absolute Return 500 Fund Class Y	2,460,472	362,994	127,507	46,370	2,773,212
	Putnam Absolute Return 700 Fund Class Y	374,309	52,262	23,599	5,667	423,441
	Putnam Money Market Fund Class A	446,538	108,452	25,498	37	529,492
	Totals	$7,589,248	$1,653,172	$1,172,305	$130,088	$8,147,111

	* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(UR)	At the reporting period end, 100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,160,973 to cover certain derivatives contracts and when-issued securities sold.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Investments (including when-issued securities sold, if any)for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $301 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$105,831	$18,973	$—
Capital goods	106,622	10,590	—
Communication services	91,014	19,539	—
Conglomerates	41,780	—	—
Consumer cyclicals	261,494	60,350	—
Consumer staples	154,688	38,110	—
Energy	200,780	—	—
Financials	762,835	51,749	—
Health care	264,922	13,622	—
Technology	277,618	14,344	—
Transportation	38,354	14,046	—
Utilities and power	88,362	5,159	—
Total common stocks	2,394,300	246,482	—
Convertible bonds and notes	—	479,416	610
Convertible preferred stocks	39,263	207,498	—
Corporate bonds and notes	—	885,008	—
Investment companies	6,059,073	—	—
Mortgage-backed securities	—	195,708	—
Preferred stocks	19,810	—	—
Senior loans	—	18,638	—
U.S. treasury obligations	—	1,355,289	—
Short-term investments	2,227,170	63,988	—

Totals by level	$10,739,616	$3,452,027	$610

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(271)	$—
Futures contracts	90	—	—
When-issued securities sold	(1,061)	—	—
Credit default contracts	—	121,367	—

Totals by level	$(971)	$121,096	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$121,367	$—
Foreign exchange contracts	844	1,115
Interest rate contracts	90	—

Total	$122,301	$1,115

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2
Forward currency contracts (contract amount)		$160,000
OTC credit default swap contracts (notional)		$530,000
Centrally cleared credit defult rate swap contracts (notional)		$1,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$23,375	$—	$—	$—	$23,375
	Centrally cleared credit default contracts§	—	1,040	—	—	—	—	—	—	—	—	1,040
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	282	—	117	370	23	—	8	—	44	—	844

	Total Assets	$282	$1,040	$117	$370	$23	$—	$23,383	$—	$44	$—	$25,259

	Liabilities:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	63	—	—	63
	Forward currency contracts#	288	—	38	313	248	6	114	—	92	16	1,115

	Total Liabilities	$288	$—	$38	$313	$248	$6	$114	$63	$92	$16	$1,178

	Total Financial and Derivative Net Assets	$(6)	$1,040	$79	$57	$(225)	$(6)	$23,269	$(63)	$(48)	$(16)	$24,081
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$23,269	$—	$—	$—	$23,269
	Net amount	$(6)	$1,040	$79	$57	$(225)	$(6)	$—	$(63)	$(48)	$(16)	$812

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014